MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 83.6%
Aerospace & Defense - 3.6%
Lockheed Martin Corporation	14,000	$4,745,300
Airlines - 2.2%
Delta Air Lines, Inc.	100,000	2,853,000
Auto Components - 0.8%
Tenneco, Inc. - Class A	275,400	991,440
Biotechnology - 4.2%
Biogen, Inc. (a)	12,500	3,954,750
Gilead Sciences, Inc.	20,800	1,555,008
		5,509,758
Chemicals - 3.6%
Dow, Inc.	162,596	4,754,307

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. - Class B (a)	26,795	4,898,930
Electrical Equipment - 2.2%
Acuity Brands, Inc.	33,200	2,843,912
Health Care Providers & Services - 12.7%
CVS Health Corporation	76,500	4,538,745
McKesson Corporation	56,500	7,642,190
UnitedHealth Group, Inc.	17,357	4,328,489
		16,509,424
Household Durables - 4.2%
Lennar Corporation - Class A	60,100	2,295,820
Meritage Homes Corporation (a)	89,000	3,249,390
		5,545,210
IT Services - 2.3%
Alliance Data Systems Corporation	88,395	2,974,492
Machinery - 1.5%
Wabtec Corporation	39,799	1,915,526
Mortgage Real Estate Investment Trusts - 2.1%
Annaly Capital Management, Inc. - REIT	550,000	2,788,500
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corporation (b)	208,000	1,589,120
Golar LNG Partners LP (b)	192,200	645,792
		2,234,912
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	90,700	5,055,618
Jazz Pharmaceuticals PLC (a)(b)	36,542	3,644,699
		8,700,317
Semiconductors & Semiconductor Equipment - 6.8%
Broadcom, Inc.	17,500	4,149,250
Microchip Technology, Inc.	69,800	4,732,440
		8,881,690
Software - 9.1%
Microsoft Corporation	74,927	11,816,737
Technology Hardware & Equipment - 1.5%
MasTec, Inc. (a)	59,400	1,944,162
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	35,606	9,054,250
Thrifts & Mortgage Finance - 1.5%
NMI Holdings, Inc. (a)	169,940	1,973,003
Trading Companies & Distributors - 6.1%
Rush Enterprises, Inc. - Class A	247,688	7,906,201
Total Common Stocks
(Cost $108,646,098)		108,841,071

EXCHANGE-TRADED FUNDS - 11.2%
Alerian MLP	926,378	3,186,740
Invesco BuyBack Achievers	27,700	1,342,342
SPDR Gold Shares (a)	68,075	10,078,504
Total Exchange Traded Funds
(Cost $16,709,119)		14,607,586

RIGHTS - 0.1%
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co. (a)
Total Rights
(Cost $115,020)	54,000	205,200

SHORT-TERM INVESTMENT - 5.5%
First American Government Obligations Fund - Class X, 0.43% (c)
Total Short-Term Investment
(Cost $7,112,394)	7,112,394	7,112,394

TOTAL INVESTMENTS
(Cost $132,582,631) - 100.4%		130,766,251
Liabilities in Excess of Other Assets - (0.4)%		(583,087)
TOTAL NET ASSETS - 100.0%		$130,183,164

REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Non-income producing security.
(b) Foreign company.
(c) The rate shown is the annualized seven day effective yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Name of Issuer or Title of Issue	Contracts (100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTIONS - (0.4)%
Apple, Inc.
Expiration April 2020, Exercise Price $260.00	90	$2,288,610	$77,850
Microsoft Corp.
Expiration April 2020, Exercise Price $145.00	275	4,337,025	438,625
Total Written Call Options
(Premiums received $485,554)			$516,475

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$108,841,071	$-	$-	$108,841,071
Exchange-Traded Funds	14,607,586	-	-	14,607,586
Rights	205,200	-	-	205,200
Short-Term Investment	7,112,394	-	-	7,112,394
Total Investments in Securities	$130,766,251	$-	$-	$130,766,251

Liabilities:
Written Call Options	$-	$516,475	$-	$516,475

Refer to the Schedule of Investments for further information on the classifications of investments.

Fair values of derivative instruments as of March 31, 2020:
	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$-	Written Call Options	$516,475
Total Derivative Instruments		$-		$516,475